Accrued Expenses and Other - Accrued Expenses (Details) (USD $)	Jul. 14, 2014	Dec. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll and payroll taxes	$ 3,003,373	$ 2,416,680	$ 1,352,365
Accrued capital purchases	1,270,639	1,185,181	620,862
Sales tax payable	1,653,312	805,177	552,147
Gift certificate payable	364,934	600,059	598,131
Other accrued expenses	2,136,533	1,415,641	619,405
Total Accrued expenses and other	$ 8,428,791	$ 6,422,738	$ 3,742,910